Offerings	Jan. 08, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	8,093,761
Proposed Maximum Offering Price per Unit	16.00
Maximum Aggregate Offering Price	$ 129,500,176.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 17,883.97
Offering Note	(1) Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). Payment of the registration fee at the time of filing of the registrant's Registration Statement on Form S-3 (File No. 333-292596) on January 6, 2026 was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith. (2) Includes 1,218,761 shares of common stock that the underwriters have an option to purchase.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants to purchase Common Stock
Amount Registered | shares	1,250,078
Proposed Maximum Offering Price per Unit	16.00
Maximum Aggregate Offering Price	$ 20,001,248.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,762.17
Offering Note	(1) Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). Payment of the registration fee at the time of filing of the registrant's Registration Statement on Form S-3 (File No. 333-292596) on January 6, 2026 was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith. (3) Represents the sum of the pre-funded warrant sales price of $15.999 per pre-funded warrant and the exercise price of $0.001 per share issuable pursuant to the pre-funded warrants. Pursuant to Securities and Exchange Commission staff interpretation, the entire fee is allocated to the common stock underlying the pre-funded warrants.